SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Subsidiaries of Company (Details)	12 Months Ended
Dec. 31, 2022
GDC Media Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
OWNERSHIP %	100.00%
GDC Malta Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
OWNERSHIP %	100.00%
GDC America Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
OWNERSHIP %	100.00%
Roto Sports Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
OWNERSHIP %	100.00%
NDC Media Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
OWNERSHIP %	100.00%